Investments in Servicing Related Assets (Details) $ in Billions	Mar. 31, 2020 USD ($)
Mortgage Servicing Rights (MSRs) [Member] | Aurora Financial Group, Inc. [Member]
Mortgage Loans on Real Estate [Abstract]
Aggregate unpaid principal balance	$ 30.0